Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2022
Entity Registrant Name	dei_EntityRegistrantName	Emerge ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001914404
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 04, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 04, 2022
Prospectus Date	rr_ProspectusDate	Nov. 04, 2022
Emerge EMPWR Sustainable Select Growth Equity ETF | Emerge EMPWR Sustainable Select Growth Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMGC
Emerge EMPWR Unified Sustainable Equity ETF | Emerge EMPWR Unified Sustainable Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMPW